Schedule of Investments(a)
May 31, 2026
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–94.05%
Aerospace & Defense–0.15%
Axon Enterprise, Inc.(b)	1,063	$476,989
Apparel Retail–0.31%
Ross Stores, Inc.	4,367	1,011,965
Application Software–4.89%
Adobe, Inc.(b)	5,484	1,421,508
AppLovin Corp., Class A(b)	4,135	2,535,127
Autodesk, Inc.(b)	2,803	648,362
Cadence Design Systems, Inc.(b)	3,704	1,388,741
Datadog, Inc., Class A(b)	4,449	1,100,460
Intuit, Inc.	3,736	1,238,596
Palantir Technologies, Inc., Class A(b)	30,672	4,801,395
Roper Technologies, Inc.	1,390	452,487
Strategy, Inc., Class A(b)	4,159	661,655
Synopsys, Inc.(b)	2,567	1,220,916
Workday, Inc., Class A(b)	2,851	416,788
		15,886,035
Automobile Manufacturers–3.25%
Tesla, Inc.(b)	24,230	10,559,192
Automotive Retail–0.30%
O’Reilly Automotive, Inc.(b)	11,317	983,221
Biotechnology–2.44%
Alnylam Pharmaceuticals, Inc.(b)	1,765	532,995
Amgen, Inc.	7,260	2,445,095
Gilead Sciences, Inc.	16,723	2,248,073
Insmed, Inc.(b)	2,850	304,693
Regeneron Pharmaceuticals, Inc.	1,406	864,381
Vertex Pharmaceuticals, Inc.(b)	3,421	1,531,034
		7,926,271
Broadline Retail–4.94%
Amazon.com, Inc.(b)	52,209	14,129,844
MercadoLibre, Inc. (Brazil)(b)	682	1,156,433
PDD Holdings, Inc., ADR (China)(b)	9,023	761,902
		16,048,179
Cable & Satellite–0.44%
Charter Communications, Inc., Class A(b)	1,676	241,428
Comcast Corp., Class A	48,154	1,197,590
		1,439,018
Cargo Ground Transportation–0.19%
Old Dominion Freight Line, Inc.	2,768	623,215
Communications Equipment–2.22%
Cisco Systems, Inc.	53,057	6,389,124
Lumentum Holdings, Inc.(b)	950	812,212
		7,201,336
Construction & Engineering–0.20%
Ferrovial N.V.	9,521	647,523
Shares		Value
Construction Machinery & Heavy Transportation Equipment– 0.24%
PACCAR, Inc.	7,121	$785,945
Consumer Staples Merchandise Retail–4.09%
Costco Wholesale Corp.	5,952	5,692,017
Walmart, Inc.	65,511	7,582,898
		13,274,915
Diversified Support Services–0.41%
Cintas Corp.	5,395	923,948
Copart, Inc.(b)	12,798	419,390
		1,343,338
Electric Utilities–1.11%
American Electric Power Co., Inc.	7,312	926,211
Constellation Energy Corp.	4,877	1,403,357
Exelon Corp.	13,535	617,737
Xcel Energy, Inc.	8,338	662,871
		3,610,176
Health Care Equipment–1.04%
Dexcom, Inc.(b)	5,080	374,599
GE HealthCare Technologies, Inc.	6,025	375,599
IDEXX Laboratories, Inc.(b)	1,054	593,961
Intuitive Surgical, Inc.(b)	4,788	2,033,176
		3,377,335
Hotels, Resorts & Cruise Lines–1.19%
Airbnb, Inc., Class A(b)	5,757	767,466
Booking Holdings, Inc.	10,590	1,773,084
Marriott International, Inc., Class A	3,552	1,334,131
		3,874,681
Human Resource & Employment Services–0.51%
Automatic Data Processing, Inc.	5,403	1,198,602
Paychex, Inc.	4,746	460,267
		1,658,869
Industrial Conglomerates–0.62%
Honeywell International, Inc.	8,497	2,021,096
Industrial Gases–0.95%
Linde PLC	6,218	3,094,636
Interactive Home Entertainment–0.38%
Electronic Arts, Inc.	3,311	667,895
Take-Two Interactive Software, Inc.(b)	2,448	548,744
		1,216,639
Interactive Media & Services–9.16%
Alphabet, Inc., Class A (Acquired 10/13/2020-05/28/2026; Cost $5,097,391)(c)	28,318	10,770,468
Alphabet, Inc., Class C (Acquired 10/13/2020-05/28/2026; Cost $4,755,510)(c)	26,397	9,936,623
Meta Platforms, Inc., Class A	14,320	9,057,543
		29,764,634
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Shares		Value
Internet Services & Infrastructure–0.60%
Shopify, Inc., Class A (Canada)(b)	16,415	$1,948,625
IT Consulting & Other Services–0.11%
Cognizant Technology Solutions Corp., Class A	6,327	352,762
Movies & Entertainment–1.78%
Netflix, Inc.(b)	56,733	4,880,172
Warner Bros. Discovery, Inc.(b)	33,586	907,158
		5,787,330
Oil & Gas Equipment & Services–0.26%
Baker Hughes Co., Class A	13,402	856,120
Oil & Gas Exploration & Production–0.22%
Diamondback Energy, Inc.	3,741	716,327
Packaged Foods & Meats–0.44%
Kraft Heinz Co. (The)	15,666	376,141
Mondelez International, Inc., Class A	17,273	1,056,589
		1,432,730
Rail Transportation–0.35%
CSX Corp.	25,013	1,132,088
Research & Consulting Services–0.26%
Thomson Reuters Corp. (Canada)(d)	5,892	509,717
Verisk Analytics, Inc.	1,834	320,932
		830,649
Restaurants–0.74%
DoorDash, Inc., Class A(b)	5,553	884,537
Starbucks Corp.	15,266	1,513,777
		2,398,314
Semiconductor Materials & Equipment–4.74%
Applied Materials, Inc.	10,645	4,790,889
ASML Holding N.V., New York Shares (Netherlands)	1,175	1,894,993
KLA Corp.	1,759	3,380,288
Lam Research Corp.	16,780	5,339,060
		15,405,230
Semiconductors–26.10%
Advanced Micro Devices, Inc.(b)	21,861	11,282,462
Analog Devices, Inc.	6,560	2,714,856
ARM Holdings PLC, ADR(b)	1,848	652,880
Broadcom, Inc.	23,016	10,282,858
Intel Corp.(b)	67,092	7,694,111
Marvell Technology, Inc.	11,727	2,404,035
Microchip Technology, Inc.	7,190	680,534
Micron Technology, Inc.	15,109	14,670,839
Monolithic Power Systems, Inc.	662	1,036,831
NVIDIA Corp.	118,138	24,943,657
NXP Semiconductors N.V. (Netherlands)	3,403	1,093,554
QUALCOMM, Inc.	14,285	3,585,821
Texas Instruments, Inc.	12,153	3,714,929
		84,757,367
Shares		Value
Soft Drinks & Non-alcoholic Beverages–1.51%
Coca-Cola Europacific Partners PLC (United Kingdom)	6,232	$565,180
Keurig Dr Pepper, Inc.	17,962	539,399
Monster Beverage Corp.(b)	13,170	1,160,014
PepsiCo, Inc.	18,365	2,648,049
		4,912,642
Systems Software–7.24%
CrowdStrike Holdings, Inc., Class A(b)	3,395	2,481,745
Fortinet, Inc.(b)	9,922	1,368,938
Microsoft Corp.	36,112	16,259,067
Palo Alto Networks, Inc.(b)	10,962	3,087,886
Zscaler, Inc.(b)	2,174	303,773
		23,501,409
Technology Hardware, Storage & Peripherals–9.43%
Apple, Inc.(e)	71,377	22,273,907
Sandisk Corp.(b)	1,981	3,357,755
Seagate Technology Holdings PLC	2,931	2,578,694
Western Digital Corp.	4,534	2,408,506
		30,618,862
Trading Companies & Distributors–0.21%
Fastenal Co.	15,181	671,000
Transaction & Payment Processing Services–0.17%
PayPal Holdings, Inc.	12,215	546,621
Wireless Telecommunication Services–0.86%
T-Mobile US, Inc.	14,799	2,775,256
Total Common Stocks & Other Equity Interests (Cost $198,521,783)		305,468,540
Money Market Funds–3.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(f)(g)	3,449,285	3,449,285
Invesco Treasury Portfolio, Institutional Class, 3.52%(f)(g)	6,405,803	6,405,803
Total Money Market Funds (Cost $9,855,088)		9,855,088
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-97.09% (Cost $208,376,871)		315,323,628
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.01%
Invesco Private Government Fund, 3.58%(f)(g)(h)	8,598	8,598
Invesco Private Prime Fund, 3.75%(f)(g)(h)	20,272	20,276
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $28,874)		28,874
TOTAL INVESTMENTS IN SECURITIES–97.10% (Cost $208,405,745)		315,352,502
OTHER ASSETS LESS LIABILITIES—2.90%		9,434,857
NET ASSETS–100.00%		$324,787,359
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	Restricted security. The aggregate value of these securities at May 31, 2026 was $20,707,091, which represented 6.38% of the Fund’s Net Assets.
(d)	All or a portion of this security was out on loan at May 31, 2026.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,547,536	$21,899,102	$(19,997,353)	$-	$-	$3,449,285	$64,215
Invesco Treasury Portfolio, Institutional Class	2,873,984	40,669,761	(37,137,942)	-	-	6,405,803	118,063
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	805,300	12,488,962	(13,285,664)	-	-	8,598	8,715*
Invesco Private Prime Fund	2,093,319	26,179,649	(28,252,393)	(102)	(197)	20,276	23,987*
Total	$7,320,139	$101,237,474	$(98,673,352)	$(102)	$(197)	$9,883,962	$214,980

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
Micro E-Mini Nasdaq 100 Index	156	June-2026	$9,486,438	$1,488,019	$1,488,019
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco NASDAQ 100 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$305,468,540	$—	$—	$305,468,540
Money Market Funds	9,855,088	28,874	—	9,883,962
Total Investments in Securities	315,323,628	28,874	—	315,352,502
Other Investments - Assets*
Futures Contracts	1,488,019	—	—	1,488,019
Total Investments	$316,811,647	$28,874	$—	$316,840,521

*	Unrealized appreciation.
Invesco NASDAQ 100 Index Fund